Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 203,910,525.52
Total Fee Amount	17,740.22
Total Offset Amount	0.00
Net Fee	$ 17,740.22
Offering Table N/A
Offset Table N/A	N/A